Property and Equipment, Net - Narratives (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1.8	$ 1.3